Contingent liabilities and legal proceedings	12 Months Ended
Mar. 31, 2018
Contingent liabilities and legal proceedings
Contingent liabilities and legal proceedings

 29. Contingent liabilities and legal proceedings

Contingent liabilities are potential future cash outflows, where the likelihood of payment is considered more than remote, but is not considered probable or cannot be measured reliably.

	2018	2017
	€m	€m
Performance bonds[1]	993	2,413
Other guarantees and contingent liabilities[2]	4,036	3,576

Notes:

1

Performance bonds require the Group to make payments to third parties in the event that the Group does not perform what is expected of it under the terms of any related contracts or commercial arrangements.

2

Other guarantees principally comprise Vodafone Group Plc’s guarantee of the Group’s 50% share of an AUD1.7 billion loan facility and a US$3.5 billion loan facility of its joint venture, Vodafone Hutchison Australia Pty Limited. The Group's share of these loan balances is included in the net investment in joint venture (see note 12 "Investments in joint ventures").

UK pension schemes

The Group’s main defined benefit scheme is the Vodafone UK Group Pension Scheme (the ‘Scheme’) which has two segregated sections, the Vodafone Section and the CWW Section, as detailed in note 25.

The Group has covenanted to provide security in favour of both the Vodafone Sections and CWW Section of the Scheme whilst a deficit remains. The deficit is measured on a prescribed basis agreed between the Group and Trustee. The Group provides a combination of surety bonds and a charge over UK indexed gilts as the security.

The level of the security has varied since inception in line with the movement in the Scheme deficit. At 31 March 2018 the Scheme retains security over €536 million (notional value) for the Vodafone Section and €57 million (notional value) for the CWW Section. The security may be substituted either on a voluntary or mandatory basis. The Company has also provided two guarantees to the Vodafone Section of the Scheme for a combined value up to €1.7 billion to provide security over the deficit under certain defined circumstances, including insolvency of the employers. The Company has also agreed a similar guarantee of up to €1.7 billion for the CWW Section.

An additional smaller UK defined benefit scheme, the THUS Plc Group Scheme, has a guarantee from the Company for up to €114 million.

Legal proceedings

The Company and its subsidiaries are currently, and may from time to time become, involved in a number of legal proceedings, including inquiries from, or discussions with, governmental authorities that are incidental to their operations. However, save as disclosed below, the Company does not believe that it or its subsidiaries are currently involved in (i) any legal or arbitration proceedings (including any governmental proceedings which are pending or known to be contemplated) which may have, or have had in the 12 months preceding the date of this report, a material adverse effect on the financial position or profitability of the Group; or (ii) any material proceedings in which any of the Company’s Directors, members of senior management or affiliates are either a party adverse to the Company or its subsidiaries or have a material interest adverse to the Company or its subsidiaries. Due to inherent uncertainties, the Company cannot make any accurate quantification of any cost, or timing of such cost, which may arise from any of the legal proceedings referred to in this Annual Report, however costs in complex litigation can be substantial.

Indian tax cases

In August 2007 and September 2007, Vodafone India Limited (‘VIL’) and Vodafone International Holdings BV (‘VIHBV’) respectively received notices from the Indian tax authority alleging potential liability in connection with an alleged failure by VIHBV to deduct withholding tax from consideration paid to the Hutchison Telecommunications International Limited group (‘HTIL’) in respect of HTIL’s gain on its disposal to VIHBV of its interests in a wholly-owned Cayman Island incorporated subsidiary that indirectly holds interests in VIL. Following approximately five years of litigation in the Indian courts in which VIHBV sought to set aside the tax demand issued by the Indian tax authority, in January 2012 the Supreme Court of India handed down its judgement, holding that VIHBV’s interpretation of the Income Tax Act 1961 was correct, that the HTIL transaction in 2007 was not taxable in India, and that consequently, VIHBV had no obligation to withhold tax from consideration paid to HTIL in respect of the transaction. The Supreme Court of India quashed the relevant notices and demands issued to VIHBV in respect of withholding tax and interest.

On 28 May 2012 the Finance Act 2012 became law. The Finance Act 2012, which amended various provisions of the Income Tax Act 1961 with retrospective effect, contained provisions intended to tax any gain on transfer of shares in a non-Indian company, which derives substantial value from underlying Indian assets, such as VIHBV’s transaction with HTIL in 2007. Further, it seeks to subject a purchaser, such as VIHBV, to a retrospective obligation to withhold tax. VIHBV received a letter on 3 January 2013 from the Indian tax authority reminding it of the tax demand raised prior to the Supreme Court of India’s judgement and purporting to update the interest element of that demand to a total amount of INR142 billion, which includes principal and interest as calculated by the Indian tax authority but does not include penalties.

On 10 January 2014, VIHBV served an amended trigger notice on the Indian Government under the Netherlands-India Bilateral Investment Treaty (‘Dutch BIT’), supplementing a trigger notice filed on 17 April 2012, immediately prior to the Finance Act 2012 becoming effective, to add claims relating to an attempt by the Indian Government to tax aspects of the transaction with HTIL under transfer pricing rules. A trigger notice announces a party’s intention to submit a claim to arbitration and triggers a cooling off period during which both parties may seek to resolve the dispute amicably. Notwithstanding their attempts, the parties were unable to amicably resolve the dispute within the cooling off period stipulated in the Dutch BIT. On 17 April 2014, VIHBV served its notice of arbitration under the Dutch BIT, formally commencing the Dutch BIT arbitration proceedings.

In June 2016, the tribunal was fully constituted with Sir Franklin Berman KCMG QC appointed as presiding arbitrator. The Indian Government has raised objections to the application of the treaty to VIHBV’s claims and to the jurisdiction of the tribunal under the Dutch BIT. On 19 June 2017, the tribunal decided to try both these jurisdictional objections along with the merits of VIHBV’s claim in a hearing now scheduled for February 2019. More recent attempts by the Indian Government to have the jurisdiction arguments heard separately have also failed. VIHBV will file its response to India’s defence in July 2018 and India will respond in December 2018.

Separately, on 15 June 2015, Vodafone Group Plc and Vodafone Consolidated Holdings Limited served a trigger notice on the Indian Government under the United Kingdom-India Bilateral Investment Treaty (‘UK BIT’) in respect of retrospective tax claims under the Income Tax Act 1961 (as amended by the Finance Act 2012). Although relating to the same underlying facts as the claim under the Dutch BIT, the claim brought by Vodafone Group Plc and Vodafone Consolidated Holdings Limited is a separate and distinct claim under a different treaty. On 24 January 2017, Vodafone Group Plc and Vodafone Consolidated Holdings Limited served a Notice of Arbitration on the Indian Government formally commencing the arbitration. The Indian Government has appointed a second arbitrator as required under the UK BIT under protest.

The Indian Government has indicated that it considers the arbitration under the UK BIT to be an abuse of process but this is strongly denied by Vodafone. On 22 August 2017, the Indian Government obtained an injunction from the Delhi High Court preventing Vodafone from progressing the UK BIT arbitration. Vodafone was not present when India obtained this injunction and applied to dismiss it.

On 26 October 2017, the Delhi High Court varied its order to permit Vodafone to participate in the formation of the UK BIT tribunal. It now consists of Marcelo Kohen, an Argentinian national and professor of international law in Geneva (appointed by India), Neil Kaplan, a British national (appointed by Vodafone Group Plc) and Professor Campbell Mclachlan QC, a New Zealand national (appointed by the parties as presiding arbitrator). No further steps in the arbitration were permitted pending a decision on India’s injunction. On 7 May 2018, the Delhi High Court dismissed the injunction. The Indian Government has appealed the decision.

On 12 February 2016, VIHBV received a notice dated 4 February 2016 of an outstanding tax demand of INR221 billion (which included interest accruing since the date of the original demand) along with a statement that enforcement action, including against VIHBV’s indirectly held assets in India, would be taken if the demand was not satisfied. On 29 September 2017, VIHBV received an electronically generated demand in respect of alleged principal, interest and penalties in the amount of INR190.7 billion. This demand does not appear to have included any element for alleged accrued interest liability. Separate proceedings in the Bombay High Court taken against VIHBV to seek to treat it as an agent of HTIL in respect of its alleged tax on the  same transaction, as well as penalties of up to 100% of the assessed withholding tax for the alleged failure to have withheld such taxes, were listed for hearing at the request of the Indian Government on 21 April 2016 despite the issue having been ruled upon by the Supreme Court of India.  The hearing has since been periodically listed and then adjourned or not reached hearing. VIHBV and Vodafone Group Plc will continue to defend vigorously any allegation that VIHBV or VIL is liable to pay tax in connection with the transaction with HTIL and will continue to exercise all rights to seek redress including pursuant to the Dutch BIT and the UK BIT. We have not recorded a provision in respect of the retrospective provisions of the Income Tax Act 1961 (as amended by the Finance Act 2012) and any tax demands based upon such provisions.

Other Indian tax cases

VIL and Vodafone India Services Private Limited (‘VISPL’) (formerly 3GSPL) are involved in a number of tax cases with total claims exceeding €2.4 billion plus interest, and penalties of up to 300% of the principal.

VISPL tax claims

VISPL has been assessed as owing tax of approximately €264 million (plus interest of €422 million) in respect of (i) a transfer pricing margin charged for the international call centre of HTIL prior to the 2007 transaction with Vodafone for HTIL assets in India; (ii) the sale of the international call centre by VISPL to HTIL; and (iii) the acquisition of and/or the alleged transfer of options held by VISPL for VIL. The first two of the three heads of tax are subject to an indemnity by HTIL. The larger part of the potential claim is not subject to any indemnity. VISPL unsuccessfully challenged the merits of the tax demand in the statutory tax tribunal and the jurisdiction of the tax office to make the demand in the High Court. The Tax Appeal Tribunal heard the appeal and ruled in the Tax Office’s favour. VISPL lodged an appeal (and stay application) in the Bombay High Court which was concluded in early May 2015. On 13 July 2015 the tax authorities issued a revised tax assessment reducing the tax VISPL had previously been assessed as owing in respect of (i) and (ii) above. In the meantime, (i) a stay of the tax demand on a deposit of £20 million and (ii) a corporate guarantee by VIHBV for the balance of tax assessed remain in place. On 8 October 2015, the Bombay High Court ruled in favour of Vodafone in relation to the options and the call centre sale. The Tax Office has appealed to the Supreme Court of India. A hearing has been adjourned with no specified date.

Indian regulatory cases

Litigation remains pending in the Telecommunications Dispute Settlement Appellate Tribunal (‘TDSAT’), High Courts and the Supreme Court of India in relation to a number of significant regulatory issues including mobile termination rates (‘MTRs’), spectrum and licence fees, licence extension and 3G intra-circle roaming (‘ICR’).

3G inter-circle roaming: Vodafone India and others v Union of India

In April 2013, the Indian Department of Telecommunications (‘DoT’) issued a stoppage notice to VIL’s operating subsidiaries and other mobile operators requiring the immediate stoppage of the provision of 3G services on other operators’ mobile networks in an alleged breach of licence claim. The DoT also imposed a fine of approximately €5.5 million. VIL applied to the Delhi High Court for an order quashing the DoT’s notice.

Interim relief from the notice has been granted (but limited to existing customers at the time with the effect that VIL was not able to provide 3G services to new customers on other operators’ 3G networks pending a decision on the issue). The dispute was referred to the TDSAT for decision, which ruled on 28 April 2014 that VIL and the other operators were permitted to provide 3G services to their customers (current and future) on other operators’ networks. The DoT has appealed the judgement and sought a stay of the tribunal’s judgement. The DoT’s stay application was rejected by the Supreme Court of India. The matter is pending before the Supreme Court of India.

One time spectrum charges: VIL v Union of India

The Indian Government has sought to impose one time spectrum charges of approximately €525 million on certain operating subsidiaries of VIL. VIL filed a petition before the TDSAT challenging the one time spectrum charges on the basis that they are illegal, violate VIL’s licence terms and  are arbitrary, unreasonable and discriminatory. The tribunal stayed enforcement of the Government’s spectrum demand pending resolution of the dispute. The matter is due to go for final hearing before the Supreme Court of India, and will be listed in due course.

Other public interest litigation

Three public interest litigations have been initiated in the Supreme Court of India against the Indian Government and private operators on the grounds that the grant of additional spectrum beyond 4.4/6.2 MHz has been illegal. The cases seek appropriate investigation and compensation for the loss to the exchequer.

Adjusted Gross Revenue (‘AGR’) dispute before the Supreme Court of India: VIL and others v Union of India

VIL has challenged the tribunal’s judgement dated 23 April 2015 to the extent that it dealt with the calculation of AGR, upon which licence fees and spectrum usage charges are based. The cumulative impact of the inclusion of these components is approximately €1.67 billion. The Department of Telecommunications ('DoT') also moved cross appeals challenging the tribunal’s judgement. In the hearing before the Supreme Court of India, the Court orally directed the DoT not to take any coercive steps in the matter, which was adjourned. On 29 February 2016, the Supreme Court of India ordered that the DoT may continue to raise demands for fees and charges, but may not enforce them until a final decision on the matter.

Other cases in the Group

Patent litigation

Germany

The telecoms industry is currently involved in significant levels of patent litigation brought by non-practising entities (‘NPEs’) which have acquired patent portfolios from current and former industry companies. Vodafone is currently a party to patent litigation cases in Germany brought against Vodafone Germany by Marthon, IPCom and Intellectual Ventures. Vodafone has contractual indemnities from suppliers which have been invoked in relation to the alleged patent infringement liability.

Spain

Vodafone Group Plc has been sued in Spain by TOT Power Control (‘TOT’), an affiliate of Top Optimized Technologies. The claim makes a number of allegations including patent infringement, with TOT seeking over €500 million from Vodafone Group Plc as well as an injunction against using the technology in question. Vodafone’s initial challenge of the appropriateness of Spain as a venue for this dispute was denied. Vodafone Group Plc appealed the denial and was partially successful. In a decision dated 30 October 2017, the court ruled that while it did have jurisdiction to hear the infringement case relating to the Spanish patent, it was not competent to hear TOT’s contractual and competition law claims. This decision is subject to appeal. TOT’s application for an injunction was unsuccessful and TOT is appealing. A trial has now been set to commence on 10 September 2018.

Germany: Mannesmann and Kabel Deutschland takeover – class actions

Since 2001, the German courts have been determining the adequacy of the mandatory cash offer made to minority shareholders in Vodafone’s takeover of Mannesmann. The German courts were also asked to consider whether “squeeze out” compensation was payable to affected Mannesmann shareholders in a similar proceeding. In September 2014, the German courts awarded compensation to minority shareholders of Mannesmann in the amount of €229.58 per share, which would have resulted in a pay-out of €19 million. The German courts also ruled that the “squeeze out” compensation should amount to €251.31 per share, which would have resulted in a pay-out of €43.8 million. Vodafone appealed these decisions and in March 2018 the Court ruled in Vodafone’s favour that the original compensation had been adequate. There is no right of appeal.

Similar proceedings were initiated by 80 Kabel Deutschland shareholders. These proceedings are in their early stages, and, accordingly, Vodafone believes that it is too early to assess the likely quantum of any claim. In a hearing on 6 October 2016, the Court examined the Kabel Deutschland business plan which formed the main basis for the calculation of the offer per share. The next hearings are scheduled for June 2018.

Italy: British Telecom (Italy) v Vodafone Italy

The Italian Competition Authority concluded an investigation in 2007 when Vodafone Italy gave certain undertakings in relation to allegations that it had abused its dominant position in the wholesale market for mobile termination. In 2010, British Telecom (Italy) brought a civil damages claim against Vodafone Italy on the basis of the Competition Authority’s investigation and Vodafone Italy’s undertakings. British Telecom (Italy) sought damages in the amount of €280 million for abuse of dominant position by Vodafone Italy in the wholesale fixed to mobile termination market for the period from 1999 to 2007. A court appointed expert delivered an opinion to the Court that the range of damages in the case should be in the region of €10 million to €25 million which was reduced in a further supplementary report published in September 2014 to a range of €8 million to €11 million. Judgement was handed down by the court in August 2015, awarding €12 million (including interest) to British Telecom (Italy). British Telecom (Italy) appealed the amount of the damages to the Court of Appeal of Milan. In addition, British Telecom (Italy) has asked again  for a reference to the European Court of Justice for an interpretation of the European community law on antitrust damages. Vodafone Italy also filed an appeal which was successful. British Telecom (Italy) were ordered to repay to Vodafone Italy the €12 million with interest and legal costs. An appeal to the Supreme Court is still possible.

Italy: FASTWEB v Vodafone Italy

The Italian Competition Authority concluded an investigation in 2007 when Vodafone Italy gave certain undertakings in relation to allegations it had abused its dominant position in the wholesale market for mobile termination. In 2010, FASTWEB brought a civil damages claim against Vodafone Italy on the basis of the Competition Authority’s investigation and Vodafone Italy’s undertakings. FASTWEB sought damages in the amount of €360 million for abuse of dominant position by Vodafone Italy in the wholesale fixed to mobile termination market. A court appointed expert delivered an opinion to the Court that the range of damages in the case should be in the region of €0.5 million to €2.3 million. On 15 October 2014, the Court decided to reject FASTWEB’s damages claim in its entirety. FASTWEB appealed the decision and the first appeal hearing took place in September 2015. The final hearing took place in September 2016, and on 1 March 2017 the Court rejected FASTWEB’s appeal and confirmed the first instance ruling. FASTWEB appealed this decision to the Supreme Court and a decision is not expected for two to three years.

Italy: Telecom Italia v Vodafone Italy (‘TeleTu’)

Telecom Italia brought civil claims against Vodafone Italy in relation to TeleTu’s alleged anti-competitive retention of customers. Telecom Italia seeks damages in the amount of €101 million. The Court decided on 9 June 2015 to appoint an expert to verify whether TeleTu has put in place anticompetitive retention activities. The expert has prepared a draft report with a range of damages from €nil–9  million.

Greece: Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece, Vodafone Group Plc and certain Directors and Officers of Vodafone

In December 2013, Mr. and Mrs. Papistas, and companies owned or controlled by them, brought three claims in the Greek court in Athens against Vodafone Greece, Vodafone Group Plc and certain Directors and officers of Vodafone Greece and Vodafone Group Plc for purported damage caused by the alleged abuse of dominance and wrongful termination of a franchise arrangement with a Papistas company. Approximately €1.0 billion of the claim is directed exclusively at one former and one current Director of Vodafone Greece. The balance of the claim (approximately €285.5 million) is sought from Vodafone Greece and Vodafone Group Plc on a joint and several basis. Both cases have been adjourned until September 2018.

Netherlands: Consumer credit/handset case

In February 2016, the Dutch Supreme Court ruled on the Dutch implementation of the EU Consumer Credit Directive and “instalment sales agreements” (a Dutch law concept), holding that bundled “all-in” mobile subscription agreements (i.e. device along with mobile services) are considered consumer credit agreements. As a result, Vodafone Netherlands, together with the industry, has been working with the Ministry of Finance and the Competition Authority on compliance requirements going forward for such offers. The ruling also has retrospective effect. A number of small claims have been submitted by individual customers in the small claims courts. On 15 February 2018, Consumentenbond (a claims agency) issued a press release stating that Consumentenbond has initiated collective claim proceedings against VodafoneZiggo, Tele2, T-Mobile and now KPN.

South Africa: GH Investments (‘GHI’) v Vodacom Congo

Vodacom Congo contracted with GHI to install ultra-low cost base stations on a revenue share basis. After rolling out three sites, GHI stopped and sought to renegotiate the terms. Vodacom Congo refused. GHI accused it of bad faith and infringement of intellectual property rights. In April 2015, GHI issued a formal notice for a claim of US$1.16 billion, although there does not seem to be a proper basis nor any substantiation for the compensation claimed. The dispute was submitted to mediation under the International Chamber of Commerce. A mediator was appointed in September 2015 who convened a first meeting which took place in early November 2015. A follow-up mediation meeting was scheduled for December 2015 but was postponed without a new date having been fixed. In July 2016, Vodacom filed a request for arbitration with the International Chamber of Commerce’s International Court of Arbitration. In their response GHI revised their claim down to US$256 million. Each party has appointed an arbitrator and the arbitrators have appointed a third arbitrator to act as chairman of the tribunal. A trial was scheduled for March 2018 but GHI failed to pay its share of the arbitration fees resulting in a decision by the Court in February 2018 that GHI’s claims were considered withdrawn.

South Africa: Makate v Vodacom (Proprietary) Limited (‘Vodacom’)

Negotiations in accordance with the Constitutional Court order to determine a reasonable compensation for Mr. Makate for a business idea that led to a product known as “Please Call Me” have deadlocked and the matter has been referred to the Group’s Chief Executive Officer to determine reasonable compensation in accordance with the Constitutional Court order.